Other related party disclosures (Details) € in Thousands		12 Months Ended
	Oct. 18, 2021 shares	Dec. 31, 2021 EUR (€) loan shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Number of shares received | shares	765,223
Prior VSOP
Disclosure of transactions between related parties [line items]
Number of shares received | shares		1,524,900
Rittershaus Rechtsanwaelte
Disclosure of transactions between related parties [line items]
Notice period for termination at the option		3 months
consulting fees		€ 757	€ 990	€ 208
Dr. Ingmar Hoerr
Disclosure of transactions between related parties [line items]
Advisory fees		€ 0	45	240
Dietmar Hopp
Disclosure of transactions between related parties [line items]
Number of convertible loans | loan		2
BePharBel Manufacturing S.A
Disclosure of transactions between related parties [line items]
Maximum settlement amount		€ 4,000
Molecular Health Gmbh
Disclosure of transactions between related parties [line items]
Research and development expense		€ 0	€ 0	€ 0
Clarentis SRL
Disclosure of transactions between related parties [line items]
Contractual obligation amount					€ 100
Baron Jean Stephenne
Disclosure of transactions between related parties [line items]
Equity interest held		15.61%
Vincent Stphenne
Disclosure of transactions between related parties [line items]
Equity interest held		1.43%